Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets of the Company were mainly as follows:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Cost:
Trademark	447	437
License	3,530	3,530
Dealership	31,717	31,717

Total cost	35,694	35,684
Less: Accumulated amortization	(6,157)	(10,140)

Intangible assets, net	29,537	25,544

Schedule of Annual Estimated Amortization Expense for Intangible Assets
The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2023	2024	2025	2026	2027
Amortization expenses	4,000	3,867	3,438	3,207	3,203